Insurance - Summary of Sensitivities of Earning to Increase or Decreases in Policy-related Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Gross carrying amount [member] | Actuarial assumption of mortality rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality Rates (1% increase) CSM Gross	$ (8)	$ (17)
Mortality Rates (1% increase) Profit or Loss Gross	1	1
Gross carrying amount [member] | Actuarial Assumption of Lapse Rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Lapse Rates (10% increase) CSM Gross	(45)	(151)
Lapse Rates (10% increase) Profit or Loss Gross	(82)	(10)
Gross carrying amount [member] | Actuarial Assumption of Expenses [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expenses (5% increase) CSM Gross	(14)	(15)
Expenses (5% increase) Profit or Loss Gross	(1)
Net amount [Member] | Actuarial assumption of mortality rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality Rates (1% increase) CSM Net	15	10
Mortality Rates (1% increase) Profit or Loss Net	2	1
Net amount [Member] | Actuarial Assumption of Lapse Rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Lapse Rates (10% increase) CSM Net	38	(52)
Lapse Rates (10% increase) Profit or Loss Net	(74)	(4)
Net amount [Member] | Actuarial Assumption of Expenses [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expenses (5% increase) CSM Net	(14)	$ (15)
Expenses (5% increase) Profit or Loss Net	$ (1)